Note 10 - Subsequent Events (Detail) (USD $)	9 Months Ended		3 Months Ended										9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 13, 2013 January 7, 2013 Note Conversion [Member] June 21, 2012 Asher Note [Member]	Jan. 13, 2013 December 28, 2012 Note Conversion [Member] June 21, 2012 Asher Note [Member]	Jan. 13, 2013 Suriname Joint Venture Investment [Member]	Jan. 13, 2013 December 6, 2012 Equity Issuance [Member] Renard Properties, LLC [Member]	Jan. 13, 2013 December 6, 2012 Equity Issuance [Member] JW Group [Member]	Jan. 13, 2013 December 10, 2012 Equity Issuance [Member] Renard Properties, LLC [Member]	Jan. 13, 2013 December 10, 2012 Equity Issuance [Member] JW Group [Member]	Jan. 13, 2013 November 13, 2012 Note Conversion [Member] April 26, 2012 Asher Note [Member]	Jan. 13, 2013 November 5, 2012 Note Conversion [Member] April 26, 2012 Asher Note [Member]	Jan. 13, 2013 CEO and CFO Revolving Line of Credit [Member]	Sep. 30, 2012 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 June 21, 2012 Asher Note [Member]	Jan. 13, 2013 December 3, 2012 Asher Note [Member]	Sep. 30, 2012 April 26, 2012 Asher Note [Member]	Jan. 13, 2013 October 5, 2012 Asher Note [Member]	Jan. 13, 2013 October 1, 2012 Renard Properties Loan [Member]	Jan. 13, 2013 October 1, 2012 JW Group Loan [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			10,444,414	7,894,737						4,000,000	3,846,154
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.0018	$ 0.0019						$ 0.004	$ 0.0039		$ 0.01			$ 0.01
Debt Conversion, Original Debt, Amount	$ 124,948		$ 17,500	$ 15,000						$ 16,000	$ 15,000
Debt Instrument, Convertible, Terms of Conversion Feature			The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.	The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.						The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.	The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.				fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion		fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion
Long-term Debt, Current Maturities	123,297	12,713								16,500			18,289	0		26,729
Stock Issued During Period, Value, Issued for Cash					50,000	38,000	38,000	13,500	13,500
Stock Issued During Period, Shares, Issued for Cash (in Shares)					25,000,000	6,000,000	6,000,000	3,000,000	3,000,000
Equity Issuance, Per Share Amount (in Dollars per share)						$ 0.006	$ 0.006	$ 0.0045	$ 0.0045
Debt Instrument, Face Amount													32,500		32,500	47,500	32,500	40,000	40,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%		8.00%	8.00%	8.00%
Proceeds from Debt, Net of Issuance Costs															30,000		30,000
Line of Credit Facility, Maximum Borrowing Capacity												$ 100,000